Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated VIEs. All intercompany transactions and balances have been eliminated in consolidation. The Group accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Currency translation for financial statements presentation
(b)	Currency translation for financial statements presentation

The Group uses Renminbi ("RMB") as its reporting currency. The United States Dollar ("USD") is the functional currency of the Company incorporated in Cayman and the Group's subsidiary Sincere Fame incorporated in British Virgin Islands, and the Hong Kong Dollar("HKD") is the functional currency of the Group's subsidiary China Financial Services Group Limited incorporated in Hong Kong and the RMB is the functional currency of the Group's PRC subsidiaries.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders' deficit on the consolidated financial statements. The resulting exchange differences are recorded in the consolidated statements of comprehensive income/(losses).

Use of estimates
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, allowance for loans principal, interest and financing service fee receivables, the valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion, the fair value of available-for-sale investments and the fair value of share-based compensation.

Revenue recognition
(d)	Revenue recognition

Interest and financing service fee on loans which are amortized over the contractual life of the related loans are recognized in consolidated statements of comprehensive income in accordance with ASC 310 using the effective interest method.

Mortgage agency service revenue, asset management revenue and revenue from rendering of services are recognized in accordance with ASC 606 when following conditions are met: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The criteria of revenue recognition as they relate to each of the following major revenue generating activities are described below:

(i)	Interest and financing service fee on loans

Interest and financing service fee on loans, which include financing service fee on loans, are collected from borrowers for loans and related services.

Interest and financing service fee on loans includes the amortization of any discount or premium or differences between the initial carrying amount of an interest-bearing asset and its amount at maturity calculated using the effective interest basis.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating the interest and financing service fee on loans over the years. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. Interest on the impaired assets is recognized using the rate of interest used to discount future cash flows.

(ii)	Mortgage agency service revenue and asset management revenue

The Group earns mortgage agency service revenue from providing mortgage agency services to borrowers applying for a bank loan. Mortgage agency service fee is often received immediately or shortly after establishing contracts with customers. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer's request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements.

The Group receives asset management revenue from providing asset management services for investors. The asset management revenue is calculated and accrued on a daily basis based on the daily net asset values of the asset management products under management.

(iii)	Realized gains / (losses) on sales of investments

Realized gains / (losses) consist of realized gains and losses from the sale of available-for-sale investments, presented on a net basis.

(iv)	Rendering of services

In 2018 and 2019, the Group did not have income from rendering of services. In 2017, when the outcome of a transaction involving the rendering of services can be estimated reliably, revenue from the rendering of services is recognized by reference to the stage of completion of the transaction based on the services performed to date as a percentage of the total services to be performed.

When the outcome of a transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of the costs incurred that it is probably recoverable.

Loans

(e)	Loans

Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to income over the lives of the related loans.

The Group facilitates credit to borrowers through structured funds which are considered as consolidated VIEs and the Group evaluated VIEs for consolidation in accordance with ASC 810 in the Consolidated VIEs Section of Note 1. Providing credit strengthening arrangement since March 2018 for the loans to customers under the funds is one of the key factors to determine that the Group should consolidate the structured funds as it is the primary beneficiary of the funds. As a result, the loan principal remains on the Group's consolidated balance sheets, whilst the funds received from senior tranches holders are recorded as Other Borrowings in the Group's consolidated balance sheets as disclosed in Note 12(b)(i).

Non-accrual policies

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past due. When a loan principal, interest and financing service fee receivable is placed on non-accrual status, financing service fees accrual ceases. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal, interest and financing service fee receivables may be returned to accrual status when all of the borrower's delinquent balances of loans principal, interest and financing service fee have been settled and the borrower continue to perform in accordance with the loan terms for a period of at least six months.

Charge-off policies

Loans principal, interest and financing service fee receivables are charged off when the Group has determined the remaining balance is uncollectable after exhausting all collection efforts. In order to comply with ASC 310, the Group considers loans principal, interest and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the Group concludes that it has exhausted its collection efforts.

Allowance for credit losses

Allowance for credit losses represents management's best estimate of probable losses inherent in the portfolio.

The allowance for credit losses includes an asset-specific component and a statistically based component. The asset-specific component is calculated under ASC 310-10-35, on an individual basis for the loans whose payments are contractually past due more than 90 days or which are considered impaired. An asset-specific allowance is established when the discounted cash flows, collateral value (less disposal costs) or observable market price of the impaired loan are lower than its carrying value. This allowance considers the borrower's overall financial condition, resources, and payment record, the prospects for support from any financially responsible guarantors and, if appropriate, the realizable value of any collateral.

The allowance for the remainder of the loan portfolio is determined under ASC 450 using a roll rate-based model. The roll rate-based model stratifies the loan principal, interest and financing service fee receivables by delinquency stages which are divided by days overdue and projected forward in next stage using probability of default. In each stage of the simulation, losses on the loan principal, interest and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage using loss given default, then applied to the respective loan principal, interest and financing service fees balance. The Group adjusts the allowance that is determined by the roll rate-based model for various Chinese macroeconomic factors (i.e. gross-domestic product rates, interest rates and consumer price indexes). Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loan origination fees or costs and purchase price discounts or premiums are deferred in a contra loan account until the related loan is sold. The deferred fees or costs and discounts or premiums are an adjustment to the basis of the loan and therefore are included in the periodic determination of the lower of cost or fair value adjustments and/or the gain or loss recognized at the time of sale.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, deposits which are highly liquid and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company considers highly liquid investments that are readily convertible to known amounts of cash.

Available-for-sale ("AFS") investments

(g)	Available-for-sale ("AFS") investments

The Group classifies wealth management products and asset management products as available-for-sale ("AFS") investments. AFS investments are recorded at fair value.

Unrealized holding gains and losses, net of the related tax effect, on AFS investments are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS investments are determined on a specific identification basis and are recorded as realized gains/(losses) on sales of investments. Interest and investment income are recognized when earned.

Property and equipment
(h)	Property and equipment

Property and equipment are stated at cost. Depreciation on equipment is calculated on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease. The estimated useful life of office and other equipment range from 1 to 5 years, the estimated useful life of leasehold improvements or the term of the lease range from 1 to 6 years, while the estimated useful lives of motor vehicles range from 3 to 8 years.

Goodwill
(i)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

Impairment tests for cash-generating units containing goodwill

The Group assesses goodwill for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Intangible assets
(j)	Intangible assets

Indefinite-lived intangible assets are assets that are not amortized because there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized on a straight line basis over their estimated useful lives.

The Group categorizes trademarks as indefinite-lived intangible assets, whose carrying value is RMB2.97 million. If it is more likely than not that the asset is impaired, the Group records the amount that the carrying value exceeds the fair value as an impairment expense. The Group performed its annual impairment review of indefinite-lived intangible assets on December 31, 2018 and 2019 and determined that it is more likely than not that the carrying values were less than the fair values.

Intangible assets with finite useful lives represent software and cooperation agreements, the estimated useful lives of which are 1 to 5 years and 5 years, respectively. As of December 31, 2018 and 2019, accumulated amortization were RMB12,518,252 and RMB13,052,565, respectively.

Income tax
(k)	Income tax

Income tax is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group classifies interest and penalties related to the liability for unrecognized tax benefits as income tax expense.

Employee benefit plans
(l)	Employee benefit plans

Pursuant to relevant PRC regulations, the Group is required to make contributions to various employee benefit plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the employee benefit plans are charged to the consolidated statements of income. The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

Long-lived assets
(m)	Long-lived assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Share-based compensation
(n)	Share-based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost for an award with only service conditions that have a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Operating leases
(o)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group's operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Repurchase agreements
(p)	Repurchase agreements

Financial assets sold under agreements to repurchase do not constitute a sale of the underlying financial assets for accounting purposes and are treated as collateralized financing transactions. Financial assets sold under agreements to repurchase are recorded at the amount of cash received plus accrued interest. Interest paid on agreements to repurchase is recorded in interest expense at the contractually specified rate.

Commitments and contingencies
(q)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair value measurements
(r)	Fair value measurements

The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels in accordance with ASU 2011-04 (see Note 7 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Earnings per share
(s)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

For purposes of calculating basic earnings per share for the years ended December 31, 2018 and 2019, the weighted average number of shares used in the calculation has been retroactively adjusted to reflect the incorporation of the Company and the Reorganization (see Note 1), as if these events had occurred at the beginning of the earliest period presented and these shares had been outstanding for all periods.

Segment reporting
(t)	Segment reporting

The Group uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Group's chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Group, therefore the management has determined that the Group has one operating segment. All of the Group's operations and customers are located in the PRC. Consequently, no geographic information is presented.

Recently adopted accounting standards
(u)	Recently adopted accounting standards

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements.

The Group adopted the new standard on its effective date, January 1, 2019. In addition, the Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to (1) not reassess whether any expired or existing contracts are or contain leases; (2) not reassess the lease classification for any expired or existing leases; (3) not reassess initial direct costs for any existing leases; (4) not separate lease components from non-lease components for any expired or existing leases; and (5) exclude short-term leases (leases with original terms of 12 months or less) from the ROU assets and lease liabilities. Furthermore, the Company elected the effective date transition method and continued to apply the guidance in ASC 840, including its disclosure requirements, in the comparative prior year periods. Accordingly, previously reported financial statements, including footnote disclosures, have not been recast to reflect the application of the new standard to all comparative periods presented. Upon the adoption date, the Group recognized RMB120.96 million of ROU assets, none of which was impaired, and the same amount of lease liabilities on its consolidated balance sheets. The adoption of the ASUs did not have a material impact on the consolidated statement of operations or the consolidated statement of cash flows.

Recently issued accounting standards
(v)	Recently issued accounting standards

Accounting for Financial Instruments – Credit Losses

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. For public companies, the update is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years.

On January 1, 2020, the Group adopted the new accounting standard. The Group's lifetime expected credit losses are determined using macroeconomic forecast assumptions and management judgments applicable to and through the expected life of the loan portfolios, and are net of expected recoveries on loans that were previously charged off. The standard also expands credit quality disclosures beginning in the first quarter of 2020. While the standard changes the measurement of the allowance for credit losses, it does not change the Group's credit risk of its lending portfolios or the ultimate losses in those portfolios. Upon adoption of the standard on January 1, 2020, the Group recorded an RMB23.83 million, or 1.61 percent, increase to the allowance for credit losses. After adjusting for income tax effects, an RMB17.87 million decrease was recorded in retained earnings through a cumulative-effect adjustment.

Prior to the adoption, the Group used the roll rate-based model for the measurement of credit losses and had been working through the implementation of the new standard. In that regard, the Group (1) formed a cross-functional working group under the direction of the risk management department, (2) evaluated data sources and made process updates to capture additional relevant data, and (3) identified a service provider to perform the calculation. The working group was comprised of individuals from various functional areas including credit, risk management, finance and information technology. The implementation plan includes, but was not limited to, an assessment of processes, portfolio segmentation, model development, system requirements and the identification of data and resource needs.

Fair Value Measurement: Disclosure Framework

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework (Topic 842) - Changes to the Disclosure Requirements for Fair Value Measurement, which modify the disclosure requirements on fair value measurement by removing, modifying, or adding certain disclosures. The amendments improve the effectiveness of disclosures in the notes to financial statements modify the disclosure requirements on fair value measurements in Topic 820. This ASU requires disclosure of the changes in unrealized gains or losses included in OCI for Level 3 assets or liabilities held at the end of the period and the range and weighted-average of the significant unobservable inputs used in determining the fair value of Level 3 assets and liabilities. The amendments also remove the requirement to disclose the transfers between Level 1 and Level 2 of the fair value hierarchy, timing of transfers between levels, and the valuation process for determining Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group adopted the standard on January 1, 2020. The Group has not historically recorded material amounts of Level 3 assets and liabilities or material transfers of assets or liabilities between levels within the fair value hierarchy and therefore does not anticipate the adoption to have any material impact on the financial statement disclosures.

Income Taxes – Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group has not early adopted this ASU for 2019. The ASU is currently not expected to have a material impact on the Group's consolidated financial statements.